UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2012 – January 31, 2013

Item 1.                    Schedule of Investments.
                Attached hereto.

AVK Advent Claymore Convertible Securities and Income Fund
Portfolio of Investments
January 31, 2013 (unaudited)

Principal					Optional Call
Amount~	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Long-Term Investments - 153.4%
	Convertible Bonds - 93.3%
	Advertising - 0.8%
$3,100,000	Interpublic Group of Cos., Inc.(a)	BB+	4.750	03/15/2023	03/15/13 @ 100	$3,278,250

	Aerospace & Defense - 0.7%
3,000,000	Alliant Techsystems, Inc.(a)	BB-	3.000	08/15/2024	08/20/14 @ 100	3,202,500

	Auto Manufacturers - 1.3%
5,983,000	Navistar International Corp.(a)	CCC+	3.000	10/15/2014	N/A	5,691,329

	Auto Parts & Equipment - 0.9%
EUR 11,396,000	Faurecia, Series EO (France)	B2	3.250	01/01/2018	N/A	3,013,067
1,250,000	Meritor, Inc.	B-	4.000	02/15/2027	02/15/19 @ 100	969,531
						3,982,598

	Biotechnology - 6.8%
2,500,000	Cubist Pharmaceuticals, Inc.(a)	NR	2.500	11/01/2017	N/A	4,012,500
4,052,000	Gilead Sciences, Inc., Series C(a)	A-	1.000	05/01/2014	N/A	7,103,662
11,170,000	Illumina, Inc.(a) (b)	NR	0.250	03/15/2016	N/A	10,765,088
2,150,000	Medicines Co.(a) (b)	NR	1.375	06/01/2017	N/A	2,699,594
4,350,000	Vertex Pharmaceuticals, Inc.(a)	NR	3.350	10/01/2015	10/01/13 @ 101	4,942,687
						29,523,531

	Building Materials - 0.5%
1,800,000	Asia Cement Corp. (Taiwan)(c)	NR	0.000	06/07/2016	N/A	1,905,750

	Coal - 5.5%
6,824,000	Alpha Appalachia Holdings, Inc.(a)	B+	3.250	08/01/2015	N/A	6,585,160
10,165,000	Alpha Natural Resources, Inc.(a)	B-	2.375	04/15/2015	N/A	9,555,100
7,923,000	Peabody Energy Corp.(a)	B+	4.750	12/15/2041	12/20/36 @ 100	7,591,224
						23,731,484

	Commercial Services - 0.5%
1,950,000	Sotheby's(a)	BB	3.125	06/15/2013	N/A	2,166,937

	Computers - 6.8%
3,100,000	CACI International, Inc.(a)	NR	2.125	05/01/2014	N/A	3,425,500
6,529,000	EMC Corp., Series B(a) (e)	A	1.750	12/01/2013	N/A	10,099,580
7,432,000	NetApp, Inc.(a)	BBB+	1.750	06/01/2013	N/A	8,672,215
5,948,000	SanDisk Corp.(a)	BB	1.500	08/15/2017	N/A	7,438,717
						29,636,012

	Diversified Financial Services - 2.6%
4,400,000	Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	NR	0.500	10/23/2017	N/A	5,008,300
HKD 22,000,000	Tong Jie Ltd., Series 363 (British Virgin Islands)(c)	NR	0.000	02/18/2018	N/A	2,917,571
3,135,000	Walter Investment Management Corp.(a)	NR	4.500	11/01/2019	N/A	3,475,931
						11,401,802

	Electric - 0.7%
CNY 15,400,000	China Power International Development Ltd. (Hong Kong)	NR	2.250	05/17/2016	N/A	3,071,927

	Electrical Components & Equipment - 0.6%
2,667,000	General Cable Corp.	B+	0.875	11/15/2013	N/A	2,672,001

	Electronics - 0.7%
2,500,000	TPK Holding Co. Ltd., Series REGS (Cayman Islands)(c)	NR	0.000	10/01/2017	N/A	3,016,250

	Gas - 0.7%
2,750,000	ENN Energy Holdings Ltd. (Cayman Islands)(c)	NR	0.000	02/26/2018	N/A	2,846,236

	Health Care Products - 5.9%
5,675,000	HeartWare International, Inc.(a)	NR	3.500	12/15/2017	N/A	6,834,828
2,414,000	Hologic, Inc., Series 2010(a) (d) (j)	B+	2.000	12/15/2037	12/15/16 @ 100	2,996,378
5,162,000	Hologic, Inc., Series 2012(a) (d) (k)	B+	2.000	03/01/2042	03/06/18 @ 100	5,581,412
10,160,000	Medtronic, Inc., Series B(a)	A+	1.625	04/15/2013	N/A	10,210,800
						25,623,418

	Health Care Services - 3.0%
9,260,000	LifePoint Hospitals, Inc.(a)	B	3.500	05/15/2014	N/A	9,890,838
2,609,000	Molina Healthcare, Inc., Series MOH(a)	NR	3.750	10/01/2014	N/A	3,076,989
						12,967,827

	Home Builders - 2.3%
2,500,000	Lennar Corp.(a) (b)	BB-	2.000	12/01/2020	12/01/13 @ 100	3,828,125
1,250,000	Ryland Group, Inc.(a)	BB-	1.625	05/15/2018	N/A	1,812,500
4,050,000	Toll Brothers Finance Corp.(a) (b)	BB+	0.500	09/15/2032	09/15/17 @ 100	4,366,406
						10,007,031

	Household Products & Housewares - 1.4%
5,630,000	Jarden Corp.(a) (b)	B	1.875	09/15/2018	N/A	6,214,112

	Internet - 5.6%
9,975,000	priceline.com, Inc.(a) (b) (e)	BBB	1.000	03/15/2018	N/A	11,066,016
2,883,000	Symantec Corp., Series B(a) (e)	BBB	1.000	06/15/2013	N/A	3,353,289
11,300,000	WebMD Health Corp.(a)	NR	2.500	01/31/2018	N/A	10,035,813
						24,455,118

	Investment Companies - 0.6%
2,400,000	Billion Express Investments Ltd. (British Virgin Islands)	NR	0.750	10/18/2015	N/A	2,549,400

	Iron & Steel - 0.7%
3,058,000	United States Steel Corp.(a)	BB	4.000	05/15/2014	N/A	3,226,190

	Lodging - 2.2%
8,768,000	MGM Resorts International(a)	B+	4.250	04/15/2015	N/A	9,524,240

	Mining - 7.2%
1,000,000	African Minerals Ltd. (Bermuda)	NR	8.500	02/10/2017	02/24/15 @ 110	1,040,500
12,800,000	Kinross Gold Corp. (Canada)	BBB-	1.750	03/15/2028	03/20/13 @ 100	12,808,000
6,113,000	Newmont Mining Corp., Series B(a)	BBB+	1.625	07/15/2017	N/A	7,492,246
9,143,000	Royal Gold, Inc.(a)	NR	2.875	06/15/2019	N/A	10,045,871
						31,386,617

	Oil & Gas - 3.9%
8,254,000	Chesapeake Energy Corp.(a)	BB-	2.250	12/15/2038	12/15/18 @ 100	7,242,885
533,000	Goodrich Petroleum Corp.(e)	CCC	5.000	10/01/2029	10/01/14 @ 100	512,013
3,330,000	Premier Oil Finance Jersey Ltd., Series PMO (Jersey)	NR	2.500	07/27/2018	N/A	3,993,786
5,598,000	Stone Energy Corp.(a) (b)	B-	1.750	03/01/2017	N/A	5,178,150
						16,926,834

	Oil & Gas Services - 3.7%
2,451,000	Helix Energy Solutions Group, Inc.(a)	NR	3.250	03/15/2032	03/20/18 @ 100	3,089,792
3,895,000	Hornbeck Offshore Services, Inc.(a) (b)	BB-	1.500	09/01/2019	N/A	4,062,972
EUR 6,616,500	Technip SA, Series TEC (France)	BBB+	0.500	01/01/2016	N/A	8,649,285
						15,802,049

	Pharmaceuticals - 8.0%
5,076,000	Auxilium Pharmaceuticals, Inc.	NR	1.500	07/15/2018	N/A	5,352,008
4,525,000	Endo Health Solutions, Inc.(a)	NR	1.750	04/15/2015	N/A	5,585,547
2,348,000	Isis Pharmaceuticals, Inc.(a) (b)	NR	2.750	10/01/2019	N/A	2,739,822
3,750,000	Salix Pharmaceuticals Ltd.(a)	NR	2.750	05/15/2015	N/A	4,659,375
4,557,000	Salix Pharmaceuticals Ltd.(a) (b)	NR	1.500	03/15/2019	N/A	4,756,369
JPY 103,000,000	Sawai Pharmaceutical Co. Ltd. (Japan)(c)	NR	0.000	09/17/2015	N/A	1,288,064
5,325,000	Shire PLC, Series SHP (Jersey)	NR	2.750	05/09/2014	N/A	6,161,025
4,065,000	Theravance, Inc.	NR	2.125	01/15/2023	N/A	4,227,600
						34,769,810

	Real Estate - 0.6%
2,435,000	Forest City Enterprises, Inc.(a)	B	4.250	08/15/2018	N/A	2,646,541

	Real Estate Investment Trusts - 5.2%
6,459,000	Annaly Capital Management, Inc.(a)	NR	4.000	02/15/2015	N/A	7,762,911
3,847,000	Health Care REIT, Inc.(a)	BBB-	3.000	12/01/2029	12/01/14 @ 100	4,767,875
1,300,000	Host Hotels & Resorts, LP(a) (b)	BB+	2.500	10/15/2029	10/20/15 @ 100	1,764,750
7,000,000	SL Green Operating Partnership, LP(a) (b)	BB+	3.000	10/15/2017	N/A	8,080,625
						22,376,161

	Semiconductors - 6.6%
7,811,000	Intel Corp.(a)	A-	3.250	08/01/2039	N/A	9,407,373
1,250,000	Microchip Technology, Inc.(a)	NR	2.125	12/15/2037	N/A	1,626,563
6,053,000	Micron Technology, Inc., Series A(a)	NR	1.500	08/01/2031	08/05/15 @ 100	6,208,108
1,255,000	Novellus Systems, Inc.(a)	BBB-	2.625	05/15/2041	N/A	1,755,431
3,600,000	SK Hynix, Inc. (South Korea)	NR	2.650	05/14/2015	N/A	3,846,600
4,237,000	Xilinx, Inc.(a)	BBB+	2.625	06/15/2017	N/A	5,873,541
						28,717,616

	Software - 3.7%
8,152,000	Electronic Arts, Inc.(a)	NR	0.750	07/15/2016	N/A	7,739,305
6,015,000	Nuance Communications, Inc.(a)	BB-	2.750	11/01/2031	11/06/17 @ 100	6,740,560
1,583,000	Take-Two Interactive Software, Inc.(a)	NR	1.750	12/01/2016	N/A	1,573,106
						16,052,971

	Telecommunications - 3.0%
3,864,000	Ciena Corp.(a)	B	0.875	06/15/2017	N/A	3,467,940
5,618,000	Ciena Corp.(a) (b)	B	3.750	10/15/2018	N/A	6,341,318
2,797,000	Ciena Corp.	NR	4.000	12/15/2020	N/A	3,303,956
						13,113,214

	Transportation - 0.6%
2,542,000	Ship Finance International Ltd. (Bermuda)	NR	3.250	02/01/2018	N/A	2,573,775

	Total Convertible Bonds - 93.3%
	(Cost $386,152,179)					405,059,531

	Corporate Bonds - 46.5%
	Aerospace & Defense - 0.2%
625,000	Kratos Defense & Security Solutions, Inc.	B	10.000	06/01/2017	06/01/14 @ 105	689,062

	Agriculture - 0.3%
1,100,000	North Atlantic Trading Co.(b)	B-	11.500	07/15/2016	07/15/13 @ 109	1,190,750

	Apparel - 0.0%+
100,000	Wolverine World Wide, Inc.(b)	B+	6.125	10/15/2020	10/15/16 @ 103	105,500

	Auto Manufacturers - 2.0%
1,300,000	Ford Motor Co.(a)	BB+	6.625	10/01/2028	N/A	1,508,617
250,000	Jaguar Land Rover Automotive PLC (United Kingdom)(b)	BB-	7.750	05/15/2018	05/15/14 @ 106	275,625
250,000	Jaguar Land Rover Automotive PLC (United Kingdom)(b)	BB-	8.125	05/15/2021	05/15/16 @ 104	281,875
6,651,000	Navistar International Corp.(a) (e)	CCC+	8.250	11/01/2021	11/01/14 @ 104	6,567,863
						8,633,980

	Auto Parts & Equipment - 2.8%
1,650,000	Dana Holding Corp.(a)	BB	6.750	02/15/2021	02/15/16 @ 103	1,806,750
5,120,000	Goodyear Tire & Rubber Co.(a) (e)	B+	8.250	08/15/2020	08/15/15 @ 104	5,644,800
654,000	Lear Corp.(a)	BB	7.875	03/15/2018	03/15/14 @ 104	707,955
3,351,000	Meritor, Inc.(a)	B-	8.125	09/15/2015	N/A	3,531,116
500,000	Pittsburgh Glass Works, LLC(a) (b)	B+	8.500	04/15/2016	04/15/13 @ 104	490,000
						12,180,621

	Banks - 1.9%
1,450,000	Ally Financial, Inc.(a)	B+	7.500	09/15/2020	N/A	1,749,062
975,000	CIT Group, Inc.(a) (b)	BB-	5.500	02/15/2019	N/A	1,048,125
5,516,000	Synovus Financial Corp.(a)	B-	5.125	06/15/2017	N/A	5,502,210
						8,299,397

	Building Materials - 0.3%
1,325,000	Ainsworth Lumber Ltd. (Canada)(b)	B	7.500	12/15/2017	12/15/14 @ 104	1,419,406

	Chemicals - 0.9%
1,425,000	LyondellBasell Industries NV (Netherlands)(a)	BB+	6.000	11/15/2021	08/17/21 @ 100	1,681,500
625,000	Phibro Animal Health Corp.(b)	B	9.250	07/01/2018	07/01/14 @ 105	659,375
625,000	US Coatings Acquisition, Inc. / Flash Dutch 2 BV(b)	B-	7.375	05/01/2021	02/04/16 @ 106	646,094
1,275,000	Vertellus Specialties, Inc.(b)	B-	9.375	10/01/2015	10/01/13 @ 102	1,125,187
						4,112,156

	Coal - 0.2%
751,000	SunCoke Energy, Inc.	B+	7.625	08/01/2019	08/01/14 @ 106	797,938

	Commercial Services - 0.7%
1,050,000	Neff Rental, LLC(b)	B-	9.625	05/15/2016	05/15/13 @ 107	1,097,250
400,000	Sotheby's(a) (b)	BB	5.250	10/01/2022	10/01/17 @ 103	413,000
1,250,000	UR Merger Sub Corp.(a)	BB	5.750	07/15/2018	07/15/15 @ 103	1,350,000
						2,860,250

	Computers - 0.5%
1,875,000	Seagate HDD Cayman (Cayman Islands)(a)	BB+	7.000	11/01/2021	05/01/16 @ 104	2,067,188

	Cosmetics & Personal Care - 0.2%
875,000	Albea Beauty Holdings SA (Luxembourg)(b)	B+	8.375	11/01/2019	11/01/15 @ 106	929,687

	Diversified Financial Services - 1.8%
4,968,000	Air Lease Corp.(a)	NR	5.625	04/01/2017	N/A	5,266,080
500,000	Ford Motor Credit Co., LLC(a)	BB+	12.000	05/15/2015	N/A	613,750
1,400,000	International Lease Finance Corp.(a)	BBB-	8.250	12/15/2020	N/A	1,718,500
150,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(a) (b)	B2	7.875	10/01/2020	10/01/16 @ 104	164,250
						7,762,580

	Electric - 0.1%
250,000	AES Corp.(a)	BB-	8.000	06/01/2020	N/A	288,750

	Electrical Components & Equipment - 0.3%
1,250,000	International Wire Group Holdings, Inc.(a) (b)	B	8.500	10/15/2017	10/15/15 @ 104	1,287,500

	Electronics - 0.7%
400,000	NXP BV / NXP Funding, LLC (Netherlands)(b)	B	5.750	02/15/2021	02/15/17 @ 103	400,000
2,537,000	Viasystems, Inc.(a) (b)	BB-	7.875	05/01/2019	05/01/15 @ 106	2,543,342
						2,943,342

	Engineering & Construction - 0.2%
840,000	Empresas ICA SAB de CV (Mexico)(b)	B+	8.375	07/24/2017	01/24/15 @ 106	879,900

	Entertainment - 0.1%
644,000	Six Flags Entertainment Corp.(b)	BB-	5.250	01/15/2021	01/15/16 @ 104	642,390

	Food - 0.8%
589,000	Bumble Bee Acquisition Corp.(a) (b)	B	9.000	12/15/2017	12/15/14 @ 105	649,373
1,500,000	Land O'Lakes Capital Trust I(a) (b)	BB	7.450	03/15/2028	N/A	1,485,000
300,000	Marfrig Holding Europe BV (Netherlands)(b)	B+	9.875	07/24/2017	01/24/16 @ 105	296,250
950,000	Marfrig Holding Europe BV (Netherlands)(b)	B+	8.375	05/09/2018	N/A	869,250
						3,299,873

	Forest Products & Paper - 1.4%
1,200,000	Appleton Papers, Inc.(a)	CCC+	11.250	12/15/2015	N/A	1,305,000
1,050,000	Boise Cascade, LLC / Boise Cascade Finance Corp.(b)	B+	6.375	11/01/2020	11/01/15 @ 105	1,099,875
1,250,000	Catalyst Paper Corp. (Canada)	NR	11.000	10/30/2017	12/15/13 @ 100	1,031,250
1,254,000	Resolute Forest Products(a)	BB	10.250	10/15/2018	10/15/14 @ 105	1,451,505
1,200,000	Sappi Papier Holding GmbH (Austria)(a) (b)	BB	6.625	04/15/2021	04/15/16 @ 103	1,266,000
						6,153,630

	Hand & Machine Tools - 0.0%+
70,000	Mcron Finance Sub, LLC / Mcron Finance Corp.(b)	B+	8.375	05/15/2019	05/15/15 @ 106	73,850

	Health Care Products - 1.5%
250,000	DJO Finance, LLC / DJO Finance Corp.(b)	CCC+	9.875	04/15/2018	04/15/15 @ 105	268,125
5,700,000	Merge Healthcare, Inc.(a)	B+	11.750	05/01/2015	05/01/13 @ 106	6,127,500
						6,395,625

	Health Care Services - 2.6%
1,125,000	Capella Healthcare, Inc.	B	9.250	07/01/2017	07/01/13 @ 107	1,220,625
2,550,000	HCA Holdings, Inc.	B-	6.500	02/15/2016	N/A	2,785,875
2,250,000	HCA Holdings, Inc.(a)	B-	7.750	05/15/2021	11/15/15 @ 104	2,469,375
2,043,000	Health NET, Inc.(a)	BB	6.375	06/01/2017	N/A	2,170,687
1,250,000	IASIS Healthcare, LLC / IASIS Capital Corp.	CCC+	8.375	05/15/2019	05/15/14 @ 106	1,275,000
1,375,000	Tenet Healthcare Corp.	B+	8.875	07/01/2019	07/01/14 @ 104	1,557,188
						11,478,750

	Home Builders - 0.0%+
150,000	Beazer Homes USA, Inc.(b)	CCC	7.250	02/01/2023	02/01/18 @ 104	151,875

	Household Products & Housewares - 2.3%
7,225,000	Reynolds Group Issuer, Inc.(a)	CCC+	8.500	05/15/2018	05/15/14 @ 104	7,622,375
200,000	Reynolds Group Issuer, Inc.	CCC+	9.875	08/15/2019	08/15/15 @ 105	219,000
500,000	Reynolds Group Issuer, Inc.(a)	B+	5.750	10/15/2020	10/15/15 @ 104	512,500
125,000	Spectrum Brands Escrow Corp.(b)	B3	6.375	11/15/2020	11/15/16 @ 103	133,281
125,000	Spectrum Brands Escrow Corp.(b)	B-	6.625	11/15/2022	11/15/17 @ 103	135,313
700,000	Spectrum Brands, Inc.(a)	B	9.500	06/15/2018	06/15/14 @ 105	795,375
400,000	Yankee Candle Co., Inc., Series B	CCC+	9.750	02/15/2017	02/15/14 @ 102	416,004
						9,833,848

	Internet - 0.1%
500,000	NetFlix, Inc.(b)	BB-	5.375	02/01/2021	N/A	500,000

	Iron & Steel - 1.1%
35,000	AK Steel Corp.	B-	8.375	04/01/2022	04/01/17 @ 104	32,200
2,780,000	Edgen Murray Corp.(b)	B+	8.750	11/01/2020	11/01/15 @ 107	2,856,450
650,000	Optima Specialty Steel, Inc.(a) (b)	B	12.500	12/15/2016	12/15/14 @ 106	702,000
CAD 90,000	Russel Metals, Inc. (Canada)(b)	Ba1	6.000	04/19/2022	04/19/17 @ 103	93,708
835,000	Steel Dynamics, Inc.(a) (b)	BB+	6.375	08/15/2022	08/15/17 @ 103	905,975
						4,590,333

	Leisure Time - 0.2%
300,000	Carlson Wagonlit BV (Netherlands)(b)	B+	6.875	06/15/2019	06/15/15 @ 105	319,500
100,000	Royal Caribbean Cruises Ltd. (Liberia)(a)	BB	5.250	11/15/2022	N/A	106,500
625,000	Viking Cruises Ltd. (Bermuda)(b)	B+	8.500	10/15/2022	10/15/17 @ 104	692,187
						1,118,187

	Lodging - 1.1%
900,000	Caesars Entertainment Operating Co., Inc.	B	8.500	02/15/2020	02/15/16 @ 104	907,313
300,000	MCE Finance Ltd. (Cayman Islands)(b)	BB-	5.000	02/15/2021	02/15/16 @ 104	299,674
1,250,000	MGM Resorts International(a)	B+	7.625	01/15/2017	N/A	1,376,563
2,149,756	MTR Gaming Group, Inc.	B-	11.500	08/01/2019	08/01/15 @ 106	2,289,490
						4,873,040

	Machinery-Diversified - 0.5%
570,000	Case New Holland, Inc.(a)	BB+	7.875	12/01/2017	N/A	676,875
1,225,000	Cleaver-Brooks, Inc.(a) (b)	B	8.750	12/15/2019	12/15/15 @ 107	1,315,344
						1,992,219

	Media - 3.1%
900,000	American Media, Inc.	B2	11.500	12/15/2017	12/15/13 @ 109	823,500
1,500,000	CCO Holdings, LLC(a)	BB-	6.500	04/30/2021	04/30/15 @ 105	1,612,500
4,296,000	Clear Channel Worldwide Holdings, Inc., Series B(a)	B	7.625	03/15/2020	03/15/15 @ 106	4,510,800
3,819,000	Media General, Inc.	B-	11.750	02/15/2017	02/15/14 @ 106	4,391,850
EUR 1,000,000	Nara Cable Funding II Ltd. (Ireland)(b)	B+	8.500	03/01/2020	03/01/16 @ 109	1,339,617
625,000	Univision Communications, Inc.(b)	B+	6.875	05/15/2019	05/15/15 @ 103	659,375
						13,337,642

	Mining - 2.6%
1,250,000	American Gilsonite Co.(a) (b)	B	11.500	09/01/2017	09/01/14 @ 109	1,325,000
6,712,000	FMG Resources August 2006 Pty Ltd. (Australia)(a) (b)	B+	8.250	11/01/2019	11/01/15 @ 104	7,232,180
1,400,000	Inmet Mining Corp. (Canada)(a) (b)	B+	8.750	06/01/2020	06/01/16 @ 104	1,561,000
625,000	Kaiser Aluminum Corp.(a)	BB-	8.250	06/01/2020	06/01/16 @ 104	701,563
350,000	New Gold, Inc. (Canada)(b)	BB-	6.250	11/15/2022	11/15/17 @ 103	371,000
						11,190,743

	Miscellaneous Manufacturing - 0.3%
150,000	Bombardier, Inc. (Canada)(b)	BB	6.125	01/15/2023	N/A	153,375
625,000	Dispensing Dynamics International(b)	B-	12.500	01/01/2018	01/01/16 @ 106	620,313
450,000	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. (Luxembourg)(b)	B+	8.750	02/01/2019	08/01/15 @ 104	446,625
						1,220,313

	Oil & Gas - 5.9%
1,750,000	Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.(a)	B	9.625	10/15/2018	10/15/14 @ 105	1,846,250
1,100,000	Bill Barrett Corp.(a)	BB-	7.625	10/01/2019	10/01/15 @ 104	1,163,250
800,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(a) (b)	B	7.875	04/15/2022	01/15/17 @ 104	850,000
2,374,000	Calumet Specialty Products Partners, LP / Calumet Finance Corp.(a) (b)	B	9.625	08/01/2020	08/01/16 @ 105	2,664,815
950,000	Chesapeake Energy Corp.(a)	BB-	7.250	12/15/2018	N/A	1,073,500
400,000	Clayton Williams Energy, Inc.(a)	B-	7.750	04/01/2019	04/01/15 @ 104	398,000
1,300,000	Drill Rigs Holdings, Inc. (Marshall Islands)(b)	B	6.500	10/01/2017	10/01/15 @ 103	1,303,250
1,250,000	Energy XXI Gulf Coast, Inc.(a)	B+	9.250	12/15/2017	12/15/14 @ 105	1,429,688
175,000	EP Energy, LLC / EP Energy Finance, Inc.(a)	B	9.375	05/01/2020	05/01/16 @ 105	196,875
100,000	EPL Oil & Gas, Inc.(b)	B-	8.250	02/15/2018	02/15/15 @ 104	105,750
1,250,000	Halcon Resources Corp.(b)	CCC+	9.750	07/15/2020	07/15/16 @ 105	1,375,000
1,250,000	Hercules Offshore, Inc.(a) (b)	B	10.250	04/01/2019	04/01/15 @ 108	1,390,625
226,000	Offshore Group Investment Ltd. (Cayman Islands)	B-	11.500	08/01/2015	08/01/13 @ 106	245,775
1,000,000	OGX Austria GmbH (Austria)(b)	B	8.375	04/01/2022	04/01/17 @ 104	900,000
350,000	Parker Drilling Co.(a)	B+	9.125	04/01/2018	04/01/14 @ 105	379,750
2,466,000	PetroBakken Energy Ltd. (Canada)(a) (b)	CCC+	8.625	02/01/2020	02/01/16 @ 104	2,527,650
1,503,000	Plains Exploration & Production Co.(a)	B	6.125	06/15/2019	06/15/16 @ 103	1,664,572
633,000	Plains Exploration & Production Co.	B	6.750	02/01/2022	02/01/17 @ 103	716,081
500,000	Range Resources Corp.(a)	BB	8.000	05/15/2019	05/15/14 @ 104	557,500
180,000	Range Resources Corp.(a)	BB	5.000	08/15/2022	02/15/17 @ 103	189,900
1,250,000	Samson Investment Co.(a) (b)	B-	9.750	02/15/2020	02/15/16 @ 105	1,335,938
630,000	SandRidge Energy, Inc.	B	7.500	03/15/2021	03/15/16 @ 104	670,950
420,000	SandRidge Energy, Inc.	B	7.500	02/15/2023	08/15/17 @ 104	448,350
1,250,000	Tesoro Corp.(a)	BB+	5.375	10/01/2022	10/01/17 @ 103	1,306,250
250,000	Unit Corp.	BB-	6.625	05/15/2021	05/15/16 @ 103	260,625
500,000	W&T Offshore, Inc.	B	8.500	06/15/2019	06/15/15 @ 104	537,500
						25,537,844

	Oil & Gas Services - 0.5%
500,000	Forbes Energy Services Ltd.	B	9.000	06/15/2019	06/15/15 @ 105	447,500
1,500,000	SESI, LLC(a)	BBB-	6.375	05/01/2019	05/01/15 @ 103	1,612,500
						2,060,000

	Packaging & Containers - 0.0%+
125,000	Sealed Air Corp.(b)	BB-	8.375	09/15/2021	09/15/16 @ 104	144,063

	Pharmaceuticals - 0.5%
1,000,000	Elan Finance PLC / Elan Finance Corp. (Ireland)(b)	BB-	6.250	10/15/2019	10/15/15 @ 105	1,075,000
625,000	Valeant Pharmaceuticals International(b)	BB-	6.375	10/15/2020	10/15/16 @ 103	646,875
625,000	VPI Escrow Corp.(b)	BB-	6.375	10/15/2020	10/15/16 @ 103	651,563
						2,373,438

	Pipelines - 0.5%
150,000	Atlas Pipeline Partners, LP / Atlas Pipeline Finance Corp.(b)	B+	5.875	08/01/2023	02/01/18 @ 103	149,812
500,000	Crosstex Energy, LP / Crosstex Energy Finance Corp.	B+	8.875	02/15/2018	02/15/14 @ 104	539,375
425,000	Eagle Rock Energy Partners, LP(a) (b)	B	8.375	06/01/2019	06/01/15 @ 104	444,125
750,000	Eagle Rock Energy Partners, LP(a)	B	8.375	06/01/2019	06/01/15 @ 104	783,750
400,000	Tesoro Logistics, LP(b)	BB-	5.875	10/01/2020	10/01/16 @ 103	420,000
						2,337,062

	Real Estate - 0.2%
750,000	Kennedy-Wilson, Inc.	BB-	8.750	04/01/2019	04/01/15 @ 104	798,750

	Real Estate Investment Trusts - 0.4%
840,000	Host Hotels & Resorts, LP(a)	BB+	6.000	10/01/2021	07/01/21 @ 100	964,950
570,000	OMEGA Healthcare Investors, Inc.(a)	BBB-	5.875	03/15/2024	03/15/17 @ 103	607,050
						1,572,000

	Retail - 1.4%
625,000	Burlington Coat Factory Warehouse Corp.	CCC	10.000	02/15/2019	02/15/15 @ 105	682,813
625,000	Dave & Buster's, Inc.	CCC+	11.000	06/01/2018	06/01/14 @ 106	709,375
1,000,000	Fiesta Restaurant Group, Inc.	B	8.875	08/15/2016	02/15/14 @ 104	1,087,500
1,500,000	HOA Restaurant Group, LLC(b)	B-	11.250	04/01/2017	04/01/14 @ 106	1,314,375
750,000	Jo-Ann Stores, Inc.(b)	CCC+	8.125	03/15/2019	03/15/14 @ 104	776,250
625,000	Rite AID Corp.(a)	CCC	9.250	03/15/2020	03/15/16 @ 105	698,437
100,000	Sally Holdings, LLC / Sally Capital, Inc.(a)	BB+	5.750	06/01/2022	06/01/17 @ 103	106,250
625,000	Toys "R" Us, Inc.	CCC+	7.375	10/15/2018	N/A	546,875
215,000	Wok Acquisition Corp.(b)	CCC+	10.250	06/30/2020	06/30/16 @ 105	231,394
						6,153,269

	Software - 1.5%
5,760,000	First Data Corp.(a) (b)	B-	8.250	01/15/2021	01/15/16 @ 104	5,961,600
380,000	First Data Corp.	B-	12.625	01/15/2021	01/15/16 @ 113	406,600
						6,368,200

	Storage & Warehousing - 1.0%
4,359,000	Niska Gas Storage US, LLC(a)	B+	8.875	03/15/2018	03/15/14 @ 104	4,566,052

	Telecommunications - 3.0%
1,250,000	Cincinnati Bell, Inc.	CCC+	8.750	03/15/2018	03/15/14 @ 104	1,326,563
300,000	Hughes Satellite Systems Corp.	B+	6.500	06/15/2019	N/A	333,000
625,000	Intelsat Luxembourg SA (Luxembourg)	CCC+	11.250	02/04/2017	02/15/14 @ 103	663,281
1,000,000	Level 3 Communications, Inc.	CCC	11.875	02/01/2019	02/01/15 @ 106	1,165,000
2,500,000	NII Capital Corp.(a)	B-	8.875	12/15/2019	12/15/14 @ 104	2,112,500
1,100,000	NII Capital Corp.(a)	B-	7.625	04/01/2021	04/01/16 @ 104	869,000
1,800,000	Sorenson Communications, Inc.(b)	NR	10.500	02/01/2015	02/01/14 @ 100	1,530,000
2,210,000	Sprint Nextel Corp.(a)	B+	11.500	11/15/2021	N/A	3,030,462
650,000	Telesat Canada / Telesat, LLC (Canada)(b)	B-	6.000	05/15/2017	05/15/14 @ 103	685,750
500,000	Windstream Corp.	B	7.750	10/01/2021	10/01/16 @ 104	548,750
650,000	Windstream Corp.	B	7.500	06/01/2022	06/01/17 @ 104	706,875
						12,971,181

	Transportation - 0.8%
190,000	Gulfmark Offshore, Inc.(a) (b)	BB-	6.375	03/15/2022	03/15/17 @ 103	197,125
625,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc. (Marshall Islands)	B+	8.125	02/15/2019	02/15/15 @ 104	534,375
950,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance US, Inc. (Marshall Islands)	BB-	8.875	11/01/2017	11/01/13 @ 104	942,875
275,000	Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc. (Marshall Islands)	B+	9.250	04/15/2019	04/15/14 @ 107	276,375
1,250,000	Ship Finance International Ltd. (Bermuda)	B+	8.500	12/15/2013	03/01/13 @ 100	1,258,906
400,000	Swift Services Holdings, Inc.	B+	10.000	11/15/2018	11/15/14 @ 105	453,500
						3,663,156

	Total Corporate Bonds - 46.5%
	(Cost $194,816,657)					201,845,340

	Term Loans - 0.4%(f)
1,243,687	Chrysler Group LLC / CG Co.-Issuer, Inc., Tranche B	Ba2	6.000	05/24/2017	N/A	1,272,756
625,000	Intrawest ULC	NR	10.750	12/04/2018	N/A	632,031
	(Cost $1,885,138)					1,904,787

Number
of Shares	Description	Rating*	Coupon	Maturity	Value
	Convertible Preferred Stocks - 9.5%
	Auto Manufacturers - 2.2%
222,842	General Motors Co., Series B(a)	BB-	4.750	12/01/2013	9,653,515

	Auto Parts & Equipment - 0.8%
76,400	Goodyear Tire & Rubber Co.	NR	5.875	04/01/2014	3,574,756

	Banks - 2.9%
9,228	Bank of America Corp., Series L(a) (g)	BB+	7.250	-	10,942,286
62,000	Synovus Financial Corp., Series tMED(e)	NR	8.250	05/15/2013	1,429,100
					12,371,386

	Insurance - 1.0%
89,141	MetLife, Inc.(a)	BBB-	5.000	03/26/2014	4,349,189

	Iron & Steel - 2.1%
338,718	ArcelorMittal, Series MTUS (Luxembourg)	B+	6.000	01/15/2016	8,827,838

	Oil & Gas - 0.5%
42,150	Apache Corp., Series D(a)	BBB	6.000	08/01/2013	1,994,960

	Total Convertible Preferred Stocks - 9.5%
	(Cost $36,893,956)				40,771,644

	Common Stocks - 3.6%
	Apparel - 0.4%
47,000	Deckers Outdoor Corp.(e) (h)				1,877,650

	Biotechnology - 1.2%
43,681	Amgen, Inc.(h)				3,732,978
31,900	Illumina, Inc.(e) (h)				1,615,097
					5,348,075

	Health Care Services - 0.3%
49,747	Brookdale Senior Living, Inc.(a) (h)				1,343,666

	Media - 0.3%
31,124	DISH Network Corp., Class A				1,159,992

	Pharmaceuticals - 0.8%
125,350	Elan Corp. PLC, ADR (Ireland)(a) (h)				1,317,428
25,401	Onyx Pharmaceuticals, Inc.(e) (h)				1,969,086
					3,286,514

	Real Estate Investment Trusts - 0.4%
90,660	Spirit Realty Capital, Inc.				1,764,244

	Software - 0.2%
94,016	Activision Blizzard, Inc.(a)				1,070,842

	Total Common Stocks - 3.6%
	(Cost $15,609,142)				15,850,983

	Warrants - 0.1%
421,146	MannKind Corp.(a) (h)			02/15/2019	286,379
	(Cost $270,407)

	Total Long-Term Investments - 153.4%
	(Cost $635,627,479)				665,718,664

Contracts	Options Purchased(h)		Expiration Month	Exercise Price	Value
	Call Options Purchased - 0.0%+
933	Microsoft Corp.		July 2013	$33.00	10,263
	(Cost $28,002)

	Put Options Purchased - 0.1%
6,226	iShares Russell 2000 Index Fund		March 2013	$86.00	585,244
	(Cost $790,937)

	Total Options Purchased - 0.1%
	(Cost $818,939)				595,507

Number
of Shares	Description				Value
	Short-Term Investments - 7.1%
	Money Market - 7.1%
30,817,181	Goldman Sachs Financial Prime Obligations – Administration Share Class(i)				30,817,181
	(Cost $30,817,181)

	Total Investments - 160.6%
	(Cost $667,263,599)				697,131,352
	Other Assets in excess of Liabilities - 0.4%				1,382,098
	Total Value of Options Written - (0.2%) (Premiums received $1,224,459)				(963,633)
	Preferred Shares, at redemption value - (-0.4% of Net Assets
	Applicable to Common Shareholders or -0.2% of Total Investments)				(1,575,000)
	Margin Loan - (39.2%)				(170,000,000)
	Reverse Repurchase Agreements - (21.2%)				(92,000,000
	Net Assets Applicable to Common Shareholders - 100.0%				$433,974,817

ADR - American Depositary Receipt
BV - Limited Liability Company
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GmbH - Limited Liability
HKD - Hong Kong Dollar
JPY - Japanese Yen
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
Pty - Proprietary
SA - Corporation
SAB de CV - Publicly Traded Company
SCA - Limited Partnership
ULC - Unlimited Liability Company

All percentages shown in the Portfolio of Investments are based on Net Assets Applicable to Common Shareholders, unless otherwise noted.
~ The principal amount is denominated in U.S. Dollars unless otherwise noted.
*
Ratings shown are per Standard & Poor's, Moody's or Fitch.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call provision. There may be other call provisions at varying prices at later dates. All optional provisions are unaudited.
+ Less than 0.1%
(a)
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of January 31, 2013, the total amount segregated was $444,025,148.

(b)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2013 these securities amounted to $141,965,078, which represents 32.7% of net assets applicable to common shares.

(c) Zero coupon bond.
(d) Security is a "step coupon" bond where the coupon increases or decreases at a predetermined date. The rate shown reflects the rate in effect at the end of the reporting period.
(e) All or a portion of this security is segregated as collateral (or a potential collateral for future transactions) for written options.
(f)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the date disclosed in the portfolio of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(g) Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of January 31, 2013.
(h) Non-income producing security.
(i)
All or a portion of this security has been segregated in connection with forward exchange currency contracts and unfunded loan commitments. At January 31, 2013, the total amount segregated was $30,817,181.

(j) Security becomes an accreting bond after December 15, 2016 with a 2.00% principal accretion rate.
(k) Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.

	Contracts (100 shares per contract)	Options Written(a)	Expiration Month	Exercise Price	Value
		Call Options Written - (0.1%)
	2,540	ArcelorMittal	January 2014	$20.00	$(269,240)
	470	Deckers Outdoor Corp.	June 2013	45.00	(169,200)
	319	Illumina, Inc.	January 2014	60.00	(78,155)
	254	Onyx Pharmaceuticals, Inc.	August 2013	100.00	(52,070)
	89	priceline.com, Inc.	April 2013	770.00	(96,120)
		Total Value of Call Options Written			(664,785)
		(Premiums received $820,013)

		Put Options Written - (0.1%)
	6,226	iShares Russell 2000 Index Fund	March 2013	83.00	(298,848)
		(Premiums received $404,446)

		Total Value of Options Written - (0.2%)
		(Premiums received $1,224,459)			$(963,633)
(a)	Non-income producing security.

Country Breakdown as % of Long-Term Investments*
United States	83.6%
Canada	3.1%
France	1.8%
Luxembourg	1.6%
Jersey	1.5%
Cayman Islands	1.3%
Hong Kong	1.2%
Australia	1.1%
Bermuda	0.8%
British Virgin Islands	0.8%
South Korea	0.6%
Ireland	0.6%
Netherlands	0.5%
Marshall Islands	0.5%
Austria	0.3%
Taiwan	0.3%
Japan	0.2%
Mexico	0.1%
United Kingdom	0.1%
Liberia	0.0%**

*Subject to change daily.
**Less than 0.1%.

See previously submitted notes to financial statements for the period ended October 31, 2012.

AVK | Advent/Claymore Convertible Securities & Income Fund
Portfolio of Investments
January 31, 2013 (unaudited)

Forward exchange currency contracts
						Net Unrealized
	Contracts to Buy	Counterparty	Settlement Date	Settlement Value	Value at 1/31/13	Appreciation/(Depreciation)
EUR	500,000
for USD	673,700	The Bank of New York Mellon	2/1/2013	673,700	678,700	$ 5,000

EUR	1,366,000
for USD	1,823,188	The Bank of New York Mellon	3/19/2013	1,823,188	1,854,681	31,493

EUR	4,073,000
for USD	5,432,405	The Bank of New York Mellon	3/19/2013	5,432,405	5,530,098	97,693

EUR	3,543,000
for USD	4,734,405	The Bank of New York Mellon	3/19/2013	4,734,405	4,810,493	76,088

HKD	12,000,000
for USD	1,548,108	The Bank of New York Mellon	2/15/2013	1,548,108	1,547,369	(739)

HKD	2,024,000
for USD	261,114	The Bank of New York Mellon	2/15/2013	261,114	260,989	(125)

HKD	8,100,000
for USD	1,044,972	The Bank of New York Mellon	2/15/2013	1,044,972	1,044,474	(498)

JPY	102,500,000
for USD	1,177,453	The Bank of New York Mellon	3/19/2013	1,177,453	1,123,508	(53,945)

						$ 154,967

						Net Unrealized
	Contracts to Sell	Counterparty	Settlement Date	Settlement Value	Value at 1/31/13	Appreciation/ (Depreciation)
EUR	357,000
for USD	480,629	The Bank of New York Mellon	2/1/2013	480,629	484,591	$ (3,962)

EUR	151,875
for USD	204,469	The Bank of New York Mellon	2/1/2013	204,469	206,155	(1,686)

EUR	8,600,000
for USD	11,272,381	The Bank of New York Mellon	3/19/2013	11,272,381	11,676,612	(404,231)

EUR	1,700,000
for USD	2,227,986	The Bank of New York Mellon	3/19/2013	2,227,986	2,308,168	(80,182)

EUR	670,000
for USD	875,460	The Bank of New York Mellon	3/19/2013	875,460	909,690	(34,230)

EUR	1,255,000
for USD	1,641,527	The Bank of New York Mellon	3/19/2013	1,641,527	1,703,970	(62,443)

EUR	2,046,000
for USD	2,670,132	The Bank of New York Mellon	3/19/2013	2,670,132	2,777,947	(107,815)

EUR	3,000,000
for USD	3,956,325	The Bank of New York Mellon	3/19/2013	3,956,325	4,073,237	(116,912)

EUR	25,326
for USD	34,165	The Bank of New York Mellon	2/4/2013	34,165	34,378	(213)

EUR	300,000
for USD	407,490	The Bank of New York Mellon	3/19/2013	407,490	407,324	166

JPY	215,000,000
for USD	2,575,238	The Bank of New York Mellon	3/19/2013	2,575,238	2,356,626	218,612

						$ (592,896)

		Total unrealized depreciation for forward currency contracts				$ (437,929)

AVK Advent Claymore Convertible Securities and Income Fund
Portfolio of Investments
January 31, 2013 (unaudited)

Unfunded Loan Commitments

At January 31, 2013, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

					Commitment
Borrower	Term	Maturity Date	Commitment Fee Rate	Rate if Funded	Par Value	Value
DuPont Performance Coatings	Bridge for 8 year term loan	10/24/13	0.75%	Libor + 750bps	$ 2,500,000	-

Spectrum Brands, Inc.	Bridge for term loan	10/10/13	0.50%	Libor + 650bps	$ 1,250,000	-

At January 31, 2013, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes, excluding written options, forward exchange currency contracts and foreign currency translations are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments	Net Tax Unrealized Depreciation Derivatives and Foreign Currency
$ 669,428,478	$ 35,899,908	$ (8,197,034)	$ 27,702,874	$ (177,103)

Securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and asked prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and asked prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward exchange currency contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investments, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, stale priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). There were no securities fair valued in accordance with such procedures established by the Board of Trustees at January 31, 2013.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 - significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value)

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the fund's own assumptions based on the best information available. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1.Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

The Fund did not hold any Level 3 securities during the period ended January 31, 2013.

The following table represents the Fund’s investments carried by caption and by level within the fair value hierarchy as of January 31, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
(Value in $000s)
Assets:
Convertible Bonds	$-	$413,888	$-	$413,888
Corporate Bonds	-	201,845	-	201,845
Term Loans	-	1,905	-	1,905
Convertible Preferred Stocks	31,944	-	-	31,944
Common Stocks	15,851	-	-	15,851
Warrants	-	286	-	286
Call Options Purchased	10	-	-	10
Put Options Purchased	585	-	-	585
Money Market Fund	30,817	-	-	30,817
Forward Exchange Currency Contracts	-	155	-	155
Total	$79,207	$618,079	$-	$697,286
Liabilities:
Call Options Written	$665	$-	$-	$665
Put Options Written	299	-	-	299
Forward Exchange Currency Contracts	-	593	-	593
Total	$964	$593	$-	$1,557

If not referenced in the table, please refer to the Portfolio of Investments for a breakdown of investment type by industry category.

There were no transfers between levels.

Item 2.                    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
             Tracy V. Maitland
              President and Chief Executive Officer

Date:	March 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
              Tracy V. Maitland
              President and Chief Executive Officer

Date:	March 27, 2013

By:	/s/ Robert White
              Robert White
              Treasurer and Chief Financial Officer

Date:	March 27, 2013